Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Summary of Common Stock Reserved for Future Issuance
As of September 30, 2023 and December 31, 2022, the Company has reserved the following shares of common stock for future issuance:

	September 30, 2023	December 31, 2022
Shares reserved for exercise of outstanding stock options	5,922,447	9,423,271
Shares reserved for vesting of restricted stock units	1,224,997	940,392
Shares reserved for issuance under the 2018 Stock Option and Grant Plan	7,287,262	5,005,295
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,332,587	1,467,026
Shares reserved for issuance under the 2019 Inducement Plan	1,137,800	786,656
Shares reserved for issuance under the 2020 Inducement Plan	1,700,000	1,637,000

Total shares of authorized common stock reserved for future issuance	18,605,093	19,259,640

As of December 31, 2022 and 2021, the Company has reserved the following shares of common stock for future issuance:

	December 31,
	2022	2021
Shares reserved for exercise of outstanding stock options	9,423,271	7,423,777
Shares reserved for vesting of restricted stock units	940,392	599,850
Shares reserved for issuance under the 2018 Stock Option and Incentive Plan	5,005,295	2,583,736
Shares reserved for issuance under the 2018 Employee Stock Purchase Plan	1,467,026	1,151,010
Shares reserved for issuance under the 2019 Inducement Plan	786,656	412,686
Shares reserved for issuance under the 2020 Inducement Plan	1,637,000	1,637,000

Total shares of authorized common stock reserved for future issuance	19,259,640	13,808,059